RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS
Schedule of major related parties and their relationships with the Company

The table below sets forth the major related parties and their relationships with the Company as of December 31, 2023 and 2024:

Name of related parties	Relationship with the Company
Lin BioScience, Inc.	The ultimate controlling shareholder of the Company

Schedule of related party balances

	As of December 31,
	2023	2024
Due from related parties
Lin BioScience, Inc.	$18	$—
Due to related parties
Lin BioScience, Inc.	$—	$13

Schedule of related party transactions

	Years ended December 31,
	2022	2023	2024
Lin BioScience, Inc.:
Research and development expense	$140	$63	$56
Reimbursement for expense	$32	$46	$1